COMMITMENTS AND CONTINGENT LIABILITIES (Details) - 12 months ended Dec. 31, 2015 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Monthly lease amount	$ 76
Future minimum lease commitments
2016	908
2017	735
2018	735
2019	245
Total	2,623
Registration Payment Arrangement [Line Items]
Bank guarantee	2,900
Maximum
Registration Payment Arrangement [Line Items]
Bank guarantee	$ 131	₪ 510